Bank overdraft and short-term borrowings	12 Months Ended
Dec. 31, 2018
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Bank overdraft and short-term borrowings
24	Bank overdraft and short-term borrowings

Bank overdraft and short-term borrowings as at December 31, 2018 and 2017 are analysed as follows:

	31/12/18	31/12/17	01/01/17
Bank overdraft	1,762	—	4,416
Borrowings secured over trade receivables	29,992	23,791	17,311
Borrowings unsecured	3,394	2,176	2,700

Total	35,148	25,967	24,427

The weighted average interest rates on the bank overdraft and short-term borrowings for the years ended December 31, 2018, 2017 are as follows:

	2018	2017
Bank overdraft	4.35%	3.48%
Borrowings	2.69%	3.28%

As at December 31, 2018, 2017 and January 1, 2017 credit facilities available to the Group amounted to 138,220, 147,720 and 117,773, respectively. The unused portion of these facilities, for which no commitment fees are due, amounted to 24,010, 33,103 and 34,451, as at December 31, 2018, 2017 and January 1, 2017.